Other financial assets - Securities per issuing entity (Details) - Amortized cost € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Quoted bonds issued by sovereign state
Other financial assets
Amortized cost	€ 55
Nominal value	55
Fair value	56
Maximum value of sovereign states bonds included in other category	10
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy
Other financial assets
Amortized cost	24
Nominal value	24
Fair value	€ 25
Maturity date	from 2021 to 2030
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.35%
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	4.75%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 17
Nominal value	17
Fair value	€ 17
Maturity date	from 2021 to 2025
Rating - Moody's	from Aa3 to Baa1
Rating - S&P	from AA to A
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Minimum
Other financial assets
Nominal rate of return (%)	0.05%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Maximum
Other financial assets
Nominal rate of return (%)	0.20%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy
Other financial assets
Amortized cost	€ 11
Nominal value	11
Fair value	€ 11
Maturity date	from 2022 to 2025
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 3
Nominal value	3
Fair value	€ 3
Maturity date	2022
Rating - Moody's	Baa3
Rating - S&P	BBB